Finance cost - Net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Finance Income Expense [Abstract]
Summary of Net Finance (Cost) Income

The net finance (cost) income is comprised of the following for the years ended December 31, 2017, 2018 and 2019:

	2017		2018		2019
Interest income from cash equivalents	Ps.	354,439	Ps.	393,529	Ps.	464,499
Interest on recovered taxes		8,791		1,472		22,691
Gain on derivative financial instruments		34,361		115,938		97,449
Interests in favor of hedge		—		44,292		71,854
Other		23,144		21,463		9,336
Total finance income		420,735		576,694		665,829
Interest cost from bank loans		(124,438)		(151,971)		(177,504)
Interest cost from hedges		—		—		(1,284)
Loss in market value		—		(86,295)		(247,219)
Other financing costs		(18,394)		(29,891)		(23,967)
Interest cost for debt securities		(476,375)		(744,254)		(975,772)
Total finance cost		(619,207)		(1,012,411)		(1,425,746)
Exchange gain		1,025,183		1,422,685		1,187,240
Exchange loss		(926,100)		(1,223,001)		(1,098,455)
Exchange gain - Net		99,083		199,684		88,785
Finance cost - Net	Ps.	(99,389)	Ps.	(236,033)	Ps.	(671,132)